Notes and Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Notes and Loans Payable

At June 30, 2011 and December 31, 2010, notes and loans payable consist of:

	June 30, 2011	December 31, 2010
Convertible Promissory Note Payable to JMJ Financial, secured by $1.5 million of the Company's assets, one time interest charge of 10.33%, due January 19, 2013	$1,287,884	$658,121
Convertible Promissory Note Payable to JMJ Financial, secured by $.750 million of the Company's assets, one time interest charge of 10.67%, due April 7, 2013	700,025	99,975
Senior Secured Note Payable to Shelter Island Opportunity Fund, LLP, effective interest rate of 16% per annum, payable in six monthly installments of $248,400 April 2011 through September 2011	1,242,000	1,490,400
Convertible Promissory Note Payable to JMJ Financial, secured by $.750 million of the Company's assets, one time interest charge of 10.67%, due October 7, 2013	145,025	145,025
Convertible Promissory Note Payable to St. George Investment, secured by the Company’s assets, interest rate of 6.0% per annum, with payment due on or before March 10, 2015	481,373	––
Convertible Promissory Note Payable to JMJ Financial, secured by $1.0 million of the Company's assets, one time interest charge of 10.0%, due January 12, 2014	149,975	––
Convertible Promissory Note Payable to Tangiers Investors, secured by $125K of the Company’s assets, one time interest charge of 7% due June 1, 2012	125,000	––
Convertible Promissory Note payable to Tangiers Investors, secured by $125K of the Company’s assets, one time interest charge of 7% due June 15, 2012	125,000	––

	4,256,282	2,393,521
Less: Unamortized Discount	(1,108,614)	(251,904)
	$3,147,668	$2,141,617

At December 31, 2010 and 2009, notes and loans payable consist of:

	2010	2009
0% Convertible Debenture payable to Enable Capital, effective interest rate of 72% per annum (considering the loan discount), due July 31, 2010	—	38,189
Convertible Promissory Note Payable to JMJ Financial, secured by $1.3 million of the Company’s assets, one-time interest charge of 10.38%, due May 5, 2012	—	57,482
Convertible Promissory Note Payable to JMJ Financial, secured by $1.05 million of the Company’s assets, one-time interest charge of 10%, due October 26, 2012	—	150,000
Convertible Promissory Note Payable to JMJ Financial, secured by $1.5 million of the Company's assets, one time interest charge of 10.33%, due January 19, 2013	658,121
Convertible Promissory Note Payable to JMJ Financial, secured by $.750 million of the Company's assets, one time interest charge of 10.67%, due April 7, 2013	99,975	—
Senior Convertible Secured Note Payable to Shelter Island Opportunity Fund, LLP, effective interest rate of 16% per annum, payable in six monthly installments of $256,067 January 2011 through September 2011	1,490,400	—
Convertible Promissory Note Payable to JMJ Financial, secured by $.750 million of the Company's assets, one time interest charge of 10.67%, due October 7, 2013	145,025	—
	2,393,521	245,671
Less: Unamortized Discount	(251,904)	(83,784)
	$2,141,617	$161,887